Pension Plans and Other Post-Retirement Benefits - Narrative (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD Year	Dec. 31, 2016 CAD
Disclosure of defined benefit plans [line items]
Age requirement | Year	50
Requisite service period	10 years
Equity investments	3.00%	3.00%
Post-employment benefit expense, defined contribution plans | CAD	CAD 109	CAD 106
Fixed income investments | Level 1
Disclosure of defined benefit plans [line items]
Equity investments	2.00%	3.00%